General	6 Months Ended
Jun. 30, 2019
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Cellect Biotechnology Ltd. (formerly Cellect Biomed Ltd.) (the "Company" or "Cellect") is incorporated in Israel. Cellect and its subsidiary, Cellect Biotherapeutics Ltd. (the "Subsidiary") are engaged in the development of an innovative, unique technology that enables the biological filtering and commercialization of stem cells. Cellect's American Depository Shares ("ADSs") and certain warrants to purchase ADSs are listed for trading on the Nasdaq Capital Market. Each ADS represents 20 ordinary shares.

These financial statements have been prepared in a condensed format as of June 30, 2019, and for the six months then ended ("interim consolidated financial statements"). These financial statements should be read in conjunction with the Company's annual financial statements as of December 31, 2018, and for the year then ended and accompanying notes ("annual consolidated financial statements").

b.	On May 16, 2019, the company announced its plans to explore strategic alternatives focused on maximizing shareholder value. Potential strategic alternatives that may be evaluated include, but are not limited to, an acquisition, merger, business combination, in-licensing, or other strategic transaction involving the Company or its assets.

To conserve cash and concentrate the Company's resources on its essential research and development activities, on June 2, 2019, the Company's board of directors approved a cost reduction program that includes a reduction of workforce by approximately 40%, salary reductions for remaining employees together with the grant to the Company's Chairman, Chief Executive Officer and Chief Financial Officer and certain other employees of options to purchase an aggregate of 650,000 ADSs representing 13,000,000 ordinary shares at an exercise price of $0.776 per ADS.

On June 6, 2019, the Company retained a financial advisor to advise the Company in connection with its consideration of strategic alternatives.

The Company continues to evaluate strategic alternatives and the Company's board of directors has not made any decisions related to any strategic alternatives at this time. There can be no assurance that the process will result in any transaction being completed, and, even if a strategic transaction is completed, it ultimately may not deliver the anticipated benefits or enhance stockholder value.

c.	Going Concern

The accompanying financial statements have been prepared in conformity with International Financial Reporting Standards (IFRS), assuming that the Company will continue to operate as a going concern. During the period ended June 30, 2019, the Company incurred total comprehensive loss of NIS 5,919 ($1,660) and had negative cash flows from operating activities of NIS 13,121 ($3,680). In addition, the Company had an accumulated deficit of NIS 89,975 ($25,231) at June 30, 2019.

The Company's activities since inception have consisted of raising capital and performing research and development activities. As of June 30, 2019, principal commercial operations have not commenced. The Company's future success depends on its ability to raise additional capital and/or implement a strategic alternative. There can be no assurance that the Company will be able to raise additional capital or implement a strategic alternative.

While the Company evaluates strategic alternatives, it continues to advance its development program. The Company expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its development program, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities.

To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. These matters raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.